HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

February 23, 2007

Mr. H. Christopher Owings, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3561

100 F Street, NE

Washington D.C., 20549

Re:

Contracted Services, Inc.

Fourth Amendment to Registration Statement on Form SB-2

File No. 333-136643

Filed: February 23, 2007

Dear Mr. Owings:

Below are Contracted Services, Inc.’s (the Company’s) responses to the SEC’s Comment Letter dated January 23, 2007. On behalf of the Company and on today’s date, I transmitted via EDGAR the Company’s Fourth Amendment to Registration Statement on Form SB-2. Furthermore, to facilitate your review, the Company also transmitted via EDGAR an HTML version of the red-lined document.

The Company believes it is not required to provide the audited financial statements for 2006 year end at this time pursuant to Item 310(g)(2) of Regulation S-B.  First, December 31 is the Company’s fiscal year end, thus  45 days after the fiscal year end falls on February 14, 2007 and 90 days after falls on March 31, 2007.  Second, the Company reasonably and in good faith expects to report income from continuing operations before taxes.  And third, the Company reported income from continuing operations before taxes in 2004 and 2005.

General

1.

The consent of the Company’s independent registered public accountant, Randall Drake, CPA, PA, is included as Exhibit 23.3

Financial Statements, page F-1

2.

Disclosure was added and modified per your comment.

Statements of Operations, F-4

3.

Revised to present earnings per common share for the nine month period as opposed to each quarter as requested  Also, revised Note F on page F-8 as requested..

H. Christopher Owings, SEC

Re:  Contracted Services,Inc.

2/23/2007

Balance Sheet, page F-10

4.

We corrected this error and the amounts are properly aligned.

Statement of Operations, page F-11

5.

We revised to present net income and earnings per share as a Subchapter S corporation and eliminated the disclosure as requested here and on the Statement of Operations on page F-19.

Please, do not hesitate to contact me if you have any questions.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1.  Contracted Services, Inc. SB-2/A-4

2.  HTML Contracted Services, Inc. SB-2/A-4 Red-lined

3.  Exhibit 5.4: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4.  Exhibit 15.2:  Letter on Unaudited Interim Financial Statements by Randall N. Drake, C.P.A.

5.  Exhibit 23.3:  Consent of Experts and Counsel: Independent Auditor's Consent by Randall N. Drake, C.P.A.